Post-employment Benefits - Weighted average durations (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Seniority Premiums
Post-employment benefit plans
Weighted average duration of defined benefit obligation	8 years 8 months 12 days	9 years
Pensions
Post-employment benefit plans
Weighted average duration of defined benefit obligation	3 years 9 months 18 days	5 years 1 month 6 days